Form N-1A Cover	Sep. 02, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VELA FUNDS
Document Creation Date	Sep. 02, 2025
Document Effective Date	Sep. 02, 2025
Entity Central Index Key	0001815493
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Jan. 30, 2025